DISCONTINUED OPERATIONS (Details) - Discontinued operations £ in Millions, $ in Millions			3 Months Ended
	Dec. 29, 2020 GBP (£)	Apr. 10, 2020 CAD ($) customer	Dec. 31, 2020 CAD ($)
Discontinued operations:
Customers impacted | customer		1,000
Gain (loss) on disposal group | $		$ (1.1)	$ 1.5
Contingent consideration | £	£ 2.2